Loan receivable, net (Tables)	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Schedule of loan receivable

	As of March 31,
	2024	2023

Loan receivable	$679,790	$—
Less: Allowance for doubtful accounts	—	—
Total loan receivable, net	$679,790	$—